Expense Example - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Transportation Portfolio - Select Transportation Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871